Share-based compensation - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) performanceFactor shares	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for future grants of stock options and share appreciation rights (in shares) | shares	3,654,046
Liabilities from share-based payment transactions	$ 71,913	$ 18,382
SARs and TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Vesting rate	33.33%
Fair value of share-based payment transactions	$ 44,600
Liabilities from share-based payment transactions	40,400
Intrinsic value of liabilities from share-based payment transactions	$ 4,200
Weighted average remaining vesting period	1 year 8 months 12 days
Expense from share-based payment transactions with employees	$ 33,100	8,700
Expense from share-based payment transactions with employees, effect of change in share price	$ 27,200	13,700
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	3 years
Number of performance factors | performanceFactor	2
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share-based payment transactions	$ 46,900
Liabilities from share-based payment transactions	31,500
Intrinsic value of liabilities from share-based payment transactions	$ 15,400
Weighted average remaining vesting period	1 year 8 months 12 days
Expense from share-based payment transactions with employees	$ 22,000	4,500
Expense from share-based payment transactions with employees, effect of change in share price	$ 11,400	4,900
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Vesting rate	33.33%
Expense from share-based payment transactions with employees	$ 100	$ 200
Bottom of range | Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	0.00%
Top of range | Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	200.00%